CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Total revenues	$ 570	$ 501
Operating expenses
Research and development	19,237	30,946
General and administrative	11,082	13,192
Total operating expenses	30,319	44,138
Operating loss	(29,749)	(43,637)
Other income, net	3,017	3,834
Loss from continuing operations before income taxes	(26,732)	(39,803)
Income tax expense	4	4
Loss from continuing operations	(26,736)	(39,807)
Income (loss) from discontinued operations, net of income taxes	253	(27)
Net loss	$ (26,483)	$ (39,834)
Loss per share from continuing operations, basic (in dollars per share)	$ (0.63)	$ (0.93)
Loss per share from continuing operations, diluted (in dollars per share)	(0.63)	(0.93)
(Loss) income per share from discontinuing operations, basic (in dollars per share)	0.01	0
(Loss) income per share from discontinuing operations, diluted (in dollars per share)	0.01	0
Loss per share basic (in dollars per share)	(0.62)	(0.93)
Loss per share diluted (in dollars per share)	$ (0.62)	$ (0.93)
Weighted average shares outstanding - basic (in shares)	42,768	42,589
Weighted average shares outstanding - diluted (in shares)	42,768	42,589
Other comprehensive loss:
Unrealized losses on marketable securities, net of tax of $0	$ (18)	$ (6)
Total other comprehensive loss	(18)	(6)
Comprehensive loss	$ (26,501)	$ (39,840)